Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 02, 2016
Supplement [Text Block]	dbxetf1_SupplementTextBlock

October 27, 2017

DBX ETF TRUST

Xtrackers USD High Yield Corporate Bond ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus, each dated

December 2, 2016, and as each may be supplemented from time to time

Effective October 27, 2017, DBX Advisors LLC (the “Adviser”) has adopted a fee waiver arrangement for the Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers USD High Yield Corporate Bond ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.25
Other Expenses	None
Total Annual Fund Operating Expenses	0.25
Fee Waiver and/or Expense Reimbursement*	(0.05)
Total Annual Fund Operating Expenses After Fee Waiver	0.20

*The Adviser has agreed, until October 27, 2018, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.20% of the Fund’s average daily net assets. This fee waiver may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers USD High Yield Corporate Bond ETF—Fees and Expenses—Example:”

1 Year	3 Years
$20	$75

Xtrackers USD High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf1_SupplementTextBlock

October 27, 2017

DBX ETF TRUST

Xtrackers USD High Yield Corporate Bond ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus, each dated

December 2, 2016, and as each may be supplemented from time to time

Effective October 27, 2017, DBX Advisors LLC (the “Adviser”) has adopted a fee waiver arrangement for the Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers USD High Yield Corporate Bond ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.25
Other Expenses	None
Total Annual Fund Operating Expenses	0.25
Fee Waiver and/or Expense Reimbursement*	(0.05)
Total Annual Fund Operating Expenses After Fee Waiver	0.20

*The Adviser has agreed, until October 27, 2018, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.20% of the Fund’s average daily net assets. This fee waiver may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers USD High Yield Corporate Bond ETF—Fees and Expenses—Example:”

1 Year	3 Years
$20	$75

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 27, 2018
Xtrackers USD High Yield Corporate Bond ETF | Xtrackers USD High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	$ 75

[1]	The Adviser has agreed, until October 27, 2018, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.20% of the Fund’s average daily net assets. This fee waiver may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.